UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05642)
American Income Fund, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
Schedule of Investments (unaudited)

American Income Fund (MRF)	November 30, 2009

		FAIR
DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 31.5%
Basic Industry — 4.8%
Berry Plastics, 5.03%, 2/15/15 Δ	$250,000	$225,625
Boise Paper Holdings LLC, 9.00%, 11/1/17 ■	150,000	153,000
Domtar, 7.13%, 8/15/15	225,000	222,750
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	145,875
FMG Finance Property, 10.00%, 9/1/13 ■	250,000	261,250
Griffin Coal Mining Property, 9.50%, 12/1/16 ■	150,000	78,750
Hexion, 9.75%, 11/15/14	250,000	240,000
Intertape Polymer US, 8.50%, 8/1/14	150,000	117,000
INVISTA, 9.25%, 5/1/12 ■	200,000	203,000
Newark Group, 9.75%, 3/15/14 ◆ ¥	200,000	75,000
Nova Chemicals, 8.38%, 11/1/16 ■	250,000	253,125
Olin, 8.88%, 8/15/19	400,000	423,000
Steel Dynamics, 6.75%, 4/1/15	184,000	178,480
Teck Resources, 9.75%, 5/15/14	500,000	561,875
Terra Capital, 7.75%, 11/1/19 ■	250,000	265,000
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	99,250
Verso Paper Holdings, Series B, 11.38%, 8/1/16	115,000	87,400

		3,590,380

Capital Goods — 2.1%
BE Aerospace, 8.50%, 7/1/18	250,000	258,750
Bombardier, 6.30%, 5/1/14 ■	200,000	193,000
Case New Holland, 7.13%, 3/1/14	200,000	197,500
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	99,750
Masco, 5.88%, 7/15/12	110,000	111,354
Owens-Brockway Glass Container, 7.38%, 5/15/16	250,000	253,125
Spirit Aerosystems, 7.50%, 10/1/17 ■	200,000	196,000
TransDigm, 7.75%, 7/15/14 ■	250,000	253,750

		1,563,229

Communications — 3.8%
CCO Holdings, 8.75%, 11/15/13	250,000	275,312
Clear Channel Communications, 6.88%, 6/15/18	100,000	42,000
Frontier Communications, 9.00%, 8/15/31	330,000	322,575
Gannett, 9.38%, 11/15/17 ■	200,000	196,500
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	252,500
Inmarsat Finance II, 10.38%, 11/15/12	150,000	155,250
Level 3 Financing, 12.25%, 3/15/13	250,000	260,937
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	226,250
Nielsen Finance,
11.50%, 5/1/16	150,000	161,250
0.00% through 8/1/11, 12.50% thereafter, 8/1/16	240,000	210,000
Sprint Capital, 8.75%, 3/15/32	150,000	128,438
UBS Luxembourg SA, 8.25%, 5/23/16 ■	150,000	151,500
VIP Finance Ireland, 8.38%, 4/30/13 ■	200,000	207,500
Windstream, 8.13%, 8/1/13	250,000	255,625

		2,845,637

Consumer Cyclical — 4.8%
AutoNation, 2.28%, 4/15/13 Δ	50,000	47,250
Carrols, 9.00%, 1/15/13	250,000	251,250
Ford Motor, 7.45%, 7/16/31	100,000	85,125
Ford Motor Credit, 7.00%, 10/1/13	560,000	546,678
Galaxy Entertainment Finance, 9.88%, 12/15/12 ■	250,000	251,250
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Geo Group, 7.75%, 10/15/17 ■	$250,000	$253,750
Hanesbrands, Series B, 4.59%, 12/15/14 Δ	250,000	225,625
Harrah’s Operating, 10.75%, 2/1/16	113,000	87,010
M/I Homes, 6.88%, 4/1/12	240,000	223,200
Meritage Homes, 6.25%, 3/15/15	140,000	127,400
MGM Mirage, 8.38%, 2/1/11	100,000	94,750
Neiman Marcus Group, 10.38%, 10/15/15	190,000	171,475
Rite Aid, 10.38%, 7/15/16	250,000	255,625
Sally Holdings, 10.50%, 11/15/16	200,000	214,000
Tenneco, 8.13%, 11/15/15	350,000	351,750
Wyndham Worldwide, 6.00%, 12/1/16	172,000	160,261
Wynn Las Vegas, 6.63%, 12/1/14	250,000	239,375

		3,585,774

Consumer Non Cyclical — 4.8%
Catalent Pharma Solutions, 9.50%, 4/15/15	262,812	232,589
Chiquita Brands International, 7.50%, 11/1/14	100,000	98,000
Constellation Brands, 7.25%, 5/15/17	200,000	202,000
Del Monte, 7.50%, 10/15/19 ■	250,000	252,500
Dole Food, 13.88%, 3/15/14 ■	99,000	116,325
HCA, 6.75%, 7/15/13	250,000	241,250
Health Management Associates, 6.13%, 4/15/16	200,000	183,500
Ingles Markets, 8.88%, 5/15/17	250,000	257,500
JBS USA, 11.63%, 5/1/14 ■	200,000	222,250
Macy’s Retail Holdings, 8.00%, 7/15/12	475,000	492,812
Revlon Consumer Products, 9.75%, 11/15/15 ■	150,000	151,688
Sealy Mattress, 10.88%, 4/15/16 ■	175,000	192,500
Smithfield Foods, Series B, 7.75%, 5/15/13	250,000	231,875
Stater Brothers Holdings, 8.13%, 6/15/12	195,000	195,975
SUPERVALU, 8.00%, 5/1/16	250,000	255,000
Surgical Care Affiliates, 10.00%, 7/15/17 ■	135,000	117,450
Tenet Healthcare, 7.38%, 2/1/13	150,000	147,750

		3,590,964

Electric — 1.2%
Dynegy Holdings, 7.75%, 6/1/19	250,000	204,375
ISA Capital do Brasil SA, 8.80%, 1/30/17 ■	400,000	433,400
NRG Energy, 8.50%, 6/15/19	250,000	252,500

		890,275

Energy — 3.0%
Atlas Energy Operating, 12.13%, 8/1/17	200,000	223,500
Chesapeake Energy,
7.00%, 8/15/14	250,000	248,750
9.50%, 2/15/15	150,000	157,125
Connacher Oil & Gas, 10.25%, 12/15/15 ■	115,000	99,475
Forest Oil, 7.25%, 6/15/19	115,000	108,963
PetroHawk Energy, 7.88%, 6/1/15	215,000	214,462
Plains Exploration & Production, 7.75%, 6/15/15	250,000	247,500
Range Resources, 7.38%, 7/15/13	300,000	304,500
Sabine Pass LNG, 7.50%, 11/30/16	200,000	166,000
SandRidge Energy, 9.88%, 5/15/16 ■	150,000	153,750
Stone Energy, 6.75%, 12/15/14	100,000	86,000
Tesoro, 6.63%, 11/1/15	200,000	183,500

		2,193,525

Finance — 0.8%
American General Finance, Series MTN, 5.85%, 6/1/13	195,000	153,575
General Electric Capital, 6.38%, 11/15/67 Δ	500,000	411,250

		564,825

American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Industrials Other — 0.8%
Briggs & Stratton, 8.88%, 3/15/11	$282,000	$293,985
Casella Waste Systems, 11.00%, 7/15/14 ■	75,000	80,437
Terex, 7.38%, 1/15/14	200,000	196,500

		570,922

Insurance — 0.3%
American International Group, 6.25%, 3/15/37	200,000	97,000
Genworth Financial, 6.15%, 11/15/66 Δ	200,000	128,000

		225,000

Natural Gas — 2.0%
Copano Energy, 7.75%, 6/1/18	250,000	248,750
El Paso,
7.88%, 6/15/12	265,000	271,625
7.38%, 12/15/12, Series GMTN	250,000	254,780
Kinder Morgan, 6.50%, 9/1/12	200,000	205,500
Southern Union, 7.20%, 11/1/66 Δ	200,000	166,000
Targa Resources, 8.50%, 11/1/13	315,000	308,700

		1,455,355

Real Estate — 0.9%
Developers Diversified Realty, 9.63%, 3/15/16	200,000	208,249
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	133,500
Simon Property Group — REIT, 10.35%, 4/1/19	250,000	322,616

		664,365

Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	291,250

Technology — 0.7%
Aleatel-Lucent USA, 6.45%, 3/15/29	250,000	192,500
Sungard Data Systems, 9.13%, 8/15/13	300,000	304,500

		497,000

Transportation — 1.1%
AirTran Airways, Series 1999-1, Class A, 10.41%, 4/1/17 ■ †	134,173	116,730
American Airlines Pass Through Trust, Series 2001-01, 6.82%, 11/23/12	100,000	96,500
Continental Airlines, Series 1997-1, Class A, 7.46%, 10/1/16 †	82,456	75,859
Delta Air Lines, Series 2001-1, Class B, 7.71%, 9/18/11 †	310,000	300,700
Hertz, 10.50%, 1/1/16	250,000	260,000

		849,789

Total High Yield Corporate Bonds (Cost: $21,790,760)		23,378,290

U.S. Government Agency Mortgage-Backed Securities — 54.3%
Adjustable Rate Δ — 0.6%
Federal Home Loan Mortgage Corporation, 3.32%, 9/1/18, #605911	116	117
Federal National Mortgage Association,
3.24%, 7/1/27, #070179	1,320	1,356
3.35%, 10/1/32, #725110 a	266,541	274,833
Government National Mortgage Association, 4.13%, 12/20/22, #008096	201,544	206,295

		482,601

Fixed Rate — 53.7%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 a	183,106	199,950
5.50%, 10/1/33, #A15120 a	755,296	808,020
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	171,479	178,383
7.00%, 7/1/17, #254414 a	199,857	217,874
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
5.00%, 11/1/18, #750989 a	$333,843	$357,998
5.00%, 2/1/19, #767182 a	535,787	574,554
5.00%, 2/1/21, #745279 a	534,905	571,769
5.50%, 4/1/21, #840466 a	648,653	696,599
6.00%, 5/1/29, #323702 a	319,757	347,030
7.00%, 9/1/31, #596680 a	267,422	294,423
6.50%, 6/1/32, #596712 a	304,789	329,639
5.50%, 6/1/33, #709700 a	494,640	528,396
5.50%, 11/1/33, #555967 a	1,207,926	1,290,357
6.00%, 11/1/33, #743642 a	354,473	383,267
5.50%, 12/1/33, #756202 a	726,200	775,757
6.00%, 1/1/34, #763687 a	724,475	782,193
5.50%, 2/1/34, #766070 a	627,625	670,161
6.00%, 3/1/34, #745324 a	665,855	722,024
6.50%, 6/1/34, #735273 a	699,170	762,191
6.00%, 1/1/35, #810225 a	572,007	617,578
5.50%, 3/1/35, #815979 a	1,149,112	1,226,273
5.00%, 7/1/35, #828346 a	1,412,436	1,484,299
5.50%, 3/1/36, #878059 a	963,904	1,027,273
6.00%, 6/1/36, #882685 a	2,281,490	2,453,270
5.00%, 6/1/37, #944244 a	1,261,458	1,324,977
5.00%, 12/1/39 «	8,715,000	9,139,856
5.50%, 12/1/39 «	9,925,000	10,554,622
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	891,775	956,542
6.00%, 7/15/34, #631574 a	445,768	480,815

		39,756,090

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $38,576,065)		40,238,691

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 29.4%
Adjustable Rate Δ — 9.5%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.46%, 4/25/37 ¥	804,513	466,743
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 ¥	10,906	10,864
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 0.43%, 12/20/46	1,120,170	531,153
Goldman Sachs Mortgage Loan Trust,
4.70%, 10/25/33, Series 2003-10, Class 1A1	796,391	749,846
4.47%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,334,801	157,366
6.88%, 3/25/43, Series 2003-1, Class B2 ¥	1,660,431	973,519
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.83%, 7/25/36	1,500,000	832,751
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	577,387	156,052
RBSSP Resecuritization Trust, Series 2009-9, Class 9A1, 0.46%, 9/26/37 ■	482,574	444,638
Washington Mutual Mortgage Pass-Through Certificates,
5.85%, 9/25/36, Series 2007-HY2, Class 3A2	732,626	133,926
5.39%, 2/25/37, Series 2007-HY1, Class 4A1	818,256	512,947
5.67%, 2/25/37, Series 2007-HY1, Class 1A1	738,691	499,296
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 3.62%, 6/25/33	390,426	261,124
Wells Fargo Mortgage-Backed Securities Trust,
5.31%, 5/25/35, Series 2005-AR13, Class A1	1,145,000	964,052
6.07%, 10/25/36, Series 2006-AR14, Class 2A3	499,847	358,325

		7,052,602

Fixed Rate — 19.9%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	818,679	215,671
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.30%, 8/25/34 ¥	2,954,370	1,771,095
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	129,431	121,838
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	$750,000	$611,636
Credit Suisse First Boston Mortgage Securities Corporation,
6.26%, 4/25/33, Series 2003-8, Class DB1	1,206,216	1,064,415
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	507,012
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	964,529	736,358
GMAC Mortgage Corporation Loan Trust, Series 2003-J9, Class A15, 5.00%, 1/25/34	864,121	866,525
Goldman Sachs Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	241,011	202,590
5.73%, 5/25/35, Series 2005-4F, Class B1 ¥	2,497,112	1,361,027
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	592,593	523,857
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	861,850	543,100
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.55%, 7/25/47	359,587	293,447
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	426,034	429,496
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥	1,024,398	594,342
Prime Mortgage Trust, Series 2004-2 ¥
5.14%, 11/25/19, Class B2	313,016	190,993
5.14%, 11/25/19, Class B3	234,581	94,378
Residential Accredit Loans, ¥
5.00%, 6/25/18, Series 2003-QS12, Class M1	712,230	542,704
5.00%, 9/25/19, Series 2004-QS13, Class M3	282,730	85,109
Residential Asset Mortgage Products,
7.33%, 4/25/31, Series 2003-SL1, Class M2 ¥	873,269	610,465
6.50%, 7/25/32, Series 2004-SL4, Class A3	507,717	502,719
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2, Class 3A1, 5.50%, 4/25/22	726,815	632,783
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.46%, 4/25/33, Series 2003-MS9, Class CB2 ¥	328,492	63,808
6.35%, 8/25/38, Series 2004-RA3, Class 2A	278,702	278,745
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	219,416	212,618
4.72%, 7/25/19, Series 2004-7, Class B2 ¥	525,110	357,328
4.72%, 7/25/19, Series 2004-7, Class B3 ¥	394,010	252,677
5.50%, 12/25/35, Series 2005-14, Class 2A1	654,525	610,958
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	474,783

		14,752,477

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $29,467,389)		21,805,079

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 0.4%
Fixed Rate — 0.4%
Federal National Mortgage Association, Series 2002-W1, Class 2A, 7.50%, 2/25/42 (Cost: $300,232)	287,511	324,708

Asset-Backed Securities — 18.1%
Automotive — 0.0%
Daimler Chrysler Auto Trust, Series 2006-D, Class A3, 4.98%, 2/8/11	12,251	12,286

Credit Cards — 2.4%
American Express Issuance Trust, Series 2005-1, Class C, 0.57%, 8/15/11 Δ	435,000	428,766
Discover Card Master Trust, Series 2007-C1, Class C1, 0.56%, 1/15/13 Δ	370,000	364,797
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 0.64%, 5/15/14 Δ ■	1,000,000	989,124

		1,782,687

Home Equity — 3.4%
Bear Stearns Asset Backed Securities Trust, Series 2007-HE1, Class 21A1, 0.30%, 1/25/37 Δ	625,007	561,021
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1, 0.29%, 7/25/37 Δ	910,574	854,271
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	413,915
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	894,254	648,741

		2,477,948

American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Manufactured Housing — 1.9%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■	$237,417	$242,760
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	134,745	136,489
Origen Manufactured Housing,
5.73%, 11/15/35, Series 2004-B, Class M1	418,691	404,320
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	615,568
		1,399,137
Other — 10.4%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	500,000	421,382
Bear Stearns Commercial Mortgage Securities, Δ
5.90%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	1,005,055
6.18%, 9/11/42, Series 2007-T28, Class D ■ ¥	475,000	148,161
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.30%, 12/10/49 Δ ¥	210,000	97,995
Greenwich Capital Commercial Funding Corporation, Series 2007-GG9, Class A4, 5.44%, 3/10/39	890,000	759,494
GS Mortgage Securities Corporation II, Series 2007-GG10, Class A4, 6.00%, 8/10/45 Δ	2,080,000	1,712,197
LB-UBS Commercial Mortgage Trust, Series 2008-C1 Δ
6.32%, 4/15/41, Class A2	752,000	749,865
6.32%, 4/15/41, Class AM	210,000	156,479
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.30%, 7/12/38 ¥	500,000	267,389
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.46%, 1/11/43	1,125,000	1,132,009
RBSSP Resecuritization Trust, Series 2009-10, Class 8A1, 0.39%, 5/26/36 Δ ■	326,809	303,489
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	972,794

		7,726,309

Total Asset-Backed Securities (Cost: $12,625,910)		13,398,367

Investment Grade Corporate Bonds — 6.2%
Banking — 0.4%
Discover Bank, Series BKNT, 8.70%, 11/18/19	250,000	263,447

Basic Industry — 2.1%
International Paper, 9.38%, 5/15/19	500,000	620,351
Owens Corning, 6.50%, 12/1/16	270,000	268,482
Southern Copper, 7.50%, 7/27/35	400,000	401,303
Vale Overseas, 6.25%, 1/11/16	250,000	269,412

		1,559,548

Communications — 0.2%
Qwest, 8.88%, 3/15/12	175,000	185,719

Consumer Cyclical — 0.3%
Arcos Dorados BV, 7.50%, 10/1/19 ■	250,000	250,000

Consumer Non Cyclical — 0.9%
Bunge Limited Finance, 7.80%, 10/15/12	250,000	276,992
CVS Caremark, 6.30%, 6/1/37 Δ	200,000	172,000
Fisher Scientific International, 6.75%, 8/15/14	220,000	228,408

		677,400

Electric — 0.4%
Teco Finance, 6.57%, 11/1/17	250,000	262,074

Finance — 0.4%
Discover Financial Services, 10.25%, 7/15/19	250,000	293,627

Real Estate — 1.5%
Brandywine Operating Partnership — REIT, 5.75%, 4/1/12	250,000	257,426
Duke Realty LP, 5.50%, 3/1/16	200,000	190,729
Hospitality Properties Trust — REIT, 7.88%, 8/15/14	250,000	260,389
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶
HRPT Properties Trust — REIT, 6.25%, 8/15/16	$400,000	$388,987

		1,097,531

Total Investment Grade Corporate Bonds (Cost: $4,154,511)		4,589,346

Convertible Securities — 0.7%
Banking — 0.4%
Wells Fargo, 7.50%, 12/31/47	300	267,600

Communications — 0.1%
Central European Media Enterprises, 3.50%, 3/15/13 ■	$100,000	78,125

Energy — 0.2%
Massey Energy, 3.25%, 8/1/15	$200,000	165,000

Total Convertible Securities (Cost: $465,511)		510,725

Preferred Stocks — 1.5%
Banking — 0.3%
Bank of America, Series 5,	14,000	232,260

Finance — 0.4%
MetLife, Series B	7,600	169,860
Regions Financing Trust III	5,600	128,800

		298,660

Insurance — 0.1%
Prudential Financial, Inc.	3,000	77,550

Real Estate Investment Trusts — 0.5%
Duke Realty, Series O	2,500	57,425
Freddie Mac, Series Z	5,000	4,100
iStar Financial, Series G	1,000	7,200
National Retail Properties, Series C	7,000	162,540
Northstar Realty Finance, Series A	4,000	63,040
Northstar Realty Finance, Series B	4,000	59,960

		354,265

Wireless Communication — 0.2%
United States Cellular	6,000	144,180

Total Preferred Stocks (Cost: $1,209,439)		1,106,915

Municipal Bond — 0.8%
Healthcare Revenue — 0.8%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 (Cost: $575,000)	$575,000	567,812

Short-Term Investments — 7.6%
Money Market Fund x — 7.2%
First American Prime Obligations Fund, Class Z, 0.11%	5,293,009	5,293,009

U.S. Treasury Obligation ☐ — 0.4%
U.S. Treasury Bill, 0.33%, 2/11/10	$320,000	319,789

Total Short-Term Investments (Cost: $5,612,798)		5,612,798

American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Total Investments ▲ — 150.5% (Cost: $114,777,615)		$111,532,731

Other Assets and Liabilities, Net — (50.5)%		(37,435,912)

Total Net Assets — 100.0%		$74,096,819

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of November 28, 2009, the fund held three internally fair valued securities which are disclosed in footnote †.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2009.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2009, the fair value of these investments was $8,738,234 or 11.8% of total net assets.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

¥	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2009, the fair value of these investments was $8,860,491 or 12.0% of total net assets.

Delayed Interest (Step Bonds) — Securities for which the coupon rate of interest will adjust on specified future date(s).

†	Security is fair valued. As of November 30, 2009, the fair value of these investment was $493,289 or 0.7% of total net assets.
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2009, securities valued at $20,314,827 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$12,362,000	11/09/09	0.30%	12/09/09	$2,266	(1)
6,477,259	11/23/09	0.22%	12/23/09	317	(1)

$18,839,259				$2,583

*	Interest rate as of November 30, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal National Mortgage Association, 3.35%, 10/1/32, $266,541 par
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $183,106 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $755,296 par
Federal National Mortgage Association, 6.00%, 12/1/13, $171,479 par
Federal National Mortgage Association, 7.00%, 7/1/17, $199,857 par
Federal National Mortgage Association, 5.00%, 11/1/18, $333,843 par
Federal National Mortgage Association, 5.00%, 2/1/19, $535,787 par
Federal National Mortgage Association, 5.00%, 2/1/21, $534,905 par
Federal National Mortgage Association, 5.50%, 4/1/21, $648,653 par
Federal National Mortgage Association, 6.00%, 5/1/29, $319,757 par
Federal National Mortgage Association, 7.00%, 9/1/31, $267,422 par
Federal National Mortgage Association, 6.50%, 6/1/32, $304,789 par
Federal National Mortgage Association, 5.50%, 6/1/33, $494,640 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,207,926 par
Federal National Mortgage Association, 6.00%, 11/1/33, $354,473 par
Federal National Mortgage Association, 5.50%, 12/1/33, $726,200 par
Federal National Mortgage Association, 6.00%, 1/1/34, $724,475 par
Federal National Mortgage Association, 5.50%, 2/1/34, $607,379 par
Federal National Mortgage Association, 6.00%, 3/1/34, $665,855 par
Federal National Mortgage Association, 6.50%, 6/1/34, $699,170 par
Federal National Mortgage Association, 6.00%, 1/1/35, $572,007 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,149,112 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,412,436 par
Federal National Mortgage Association, 5.50%, 3/1/36, $963,904 par
Federal National Mortgage Association, 6.00%, 6/1/36, $2,281,490 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,261,458 par
Government National Mortgage Association, 5.50%, 8/15/33, $891,775 par
Government National Mortgage Association, 6.00%, 7/15/34, $445,768 par

«	Security purchased on a when-issued basis. On November 30, 2009, the total cost of investments purchased on a when-issued basis was $19,409,112 or 26.2% of total net assets.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $114,777,615. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,385,433
Gross unrealized depreciation	(10,630,317)

Net unrealized depreciation	$(3,244,884)

REIT — Real Estate Investment Trust
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)
Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Sold	Value	Depreciation
U.S. Treasury 2 Year Note Futures	March 2010	3	$(653,672)	$(1,835)
U.S. Treasury 5 Year Note Futures	March 2010	62	(7,270,469)	(52,407)
U.S. Treasury 10 Year Note Futures	March 2010	16	(1,919,000)	(18,635)
U.S. Treasury Long Bond Futures	March 2010	19	(2,331,656)	(34,685)

				$(107,562)

Credit Default Swaps on Credit Indices — Sell Protection 1

		Receive	Expiration	Notional	Fair	Unrealized
Counterparty	Reference Index	Fixed Rate	Date	Amount[2]	Value	Appreciation
JPMorgan	Markit iTRAXX Asia ex-Japan Index	6.50%	6/20/2013	500,000	$34,432	$32,342
JPMorgan	Markit iTRAXX Asia ex-Japan Index	5.00%	12/20/2013	400,000	12,679	96,168
UBS	Markit CDX NA HY 12 Index	5.00%	6/20/2014	940,000	(49,804)	99,748

						$228,258

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference entity.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
As of November 30, 2009, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Credit Contracts	$228,258

Balance as of November 30, 2009	$228,258

Liability Derivatives
Interest Rate Contracts	$107,562

Balance as of November 30, 2009	$107,562

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments
American Income Fund       2009 Quarterly Report

Schedule of Investments (unaudited)
American Income Fund (MRF)
As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments in Securities
High Yield Corporate Bonds	$—	$22,885,001	$493,289	$23,378,290
U.S. Governement Agency Mortgage-Backed Securities	—	40,238,691	—	40,238,691
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	21,805,079	—	21,805,079
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	324,708	—	324,708
Asset-Backed Securities	—	13,398,367	—	13,398,367
Investment Grade Corporate Bonds	—	4,589,346	—	4,589,346
Convertible Securities	267,600	243,125	—	510,725
Preferred Stocks	962,735	144,180	—	1,106,915
Municipal Bond	—	567,812	—	567,812
Short-Term Investments	5,293,009	319,789	—	5,612,798

Total Investments	$6,523,344	$104,516,098	$493,289	$111,532,731

As of November 30, 2009, the fund’s investments in other financial instruments* were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Futures Contracts Outstanding	$(107,562)	$—	$—	$(107,562)
Credit Default Swaps	—	228,258	—	228,258

Total Other Financial Instruments	$(107,562)	$228,258	$—	$120,696

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2009	$855,444
Accrued discounts/premiums	9,099
Realized gain (loss)	190
Net change in unrealized appreciation or depreciation	24,166
Net purchases (sales)	114,690
Net transfers in and/or (out) of Level 3	(510,300)

Balance as of November 30, 2009	$493,289

Net change in unrealized appreciation or depreciation of Level 3 investments as of November 30, 2009	$24,166

American Income Fund       2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 26, 2010